UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2025

Item 1.	Reports to Stockholders.

(a)

DWS Equity Sector Strategy Fund

Class A: SUPAX

Semi-Annual Shareholder Report—February 28, 2025

This semi-annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	85,940,590
Number of Portfolio Holdings	282
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	55,407

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	94%
Cash Equivalents	3%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	27%
Financials	17%
Health Care	15%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Consumer Staples	5%
Utilities	3%
Materials	1%
Energy	1%
Real Estate	1%

Ten Largest Equity Holdings

Holdings	34.4% of Net Assets
Apple, Inc.	6.7%
Microsoft Corp.	6.4%
Alphabet, Inc.	4.5%
Amazon.com, Inc.	3.8%
NVIDIA Corp.	3.8%
Meta Platforms, Inc.	2.8%
JPMorgan Chase & Co.	1.8%
Berkshire Hathaway, Inc.	1.8%
Eli Lilly & Co.	1.6%
AbbVie, Inc.	1.2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRS-A

R-104889-1 (04/25)

DWS Equity Sector Strategy Fund

Class C: SUPCX

Semi-Annual Shareholder Report—February 28, 2025

This semi-annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	85,940,590
Number of Portfolio Holdings	282
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	55,407

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	94%
Cash Equivalents	3%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	27%
Financials	17%
Health Care	15%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Consumer Staples	5%
Utilities	3%
Materials	1%
Energy	1%
Real Estate	1%

Ten Largest Equity Holdings

Holdings	34.4% of Net Assets
Apple, Inc.	6.7%
Microsoft Corp.	6.4%
Alphabet, Inc.	4.5%
Amazon.com, Inc.	3.8%
NVIDIA Corp.	3.8%
Meta Platforms, Inc.	2.8%
JPMorgan Chase & Co.	1.8%
Berkshire Hathaway, Inc.	1.8%
Eli Lilly & Co.	1.6%
AbbVie, Inc.	1.2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRS-C

R-104889-1 (04/25)

DWS Equity Sector Strategy Fund

Institutional Class: SNPTX

Semi-Annual Shareholder Report—February 28, 2025

This semi-annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	85,940,590
Number of Portfolio Holdings	282
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	55,407

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	94%
Cash Equivalents	3%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	27%
Financials	17%
Health Care	15%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Consumer Staples	5%
Utilities	3%
Materials	1%
Energy	1%
Real Estate	1%

Ten Largest Equity Holdings

Holdings	34.4% of Net Assets
Apple, Inc.	6.7%
Microsoft Corp.	6.4%
Alphabet, Inc.	4.5%
Amazon.com, Inc.	3.8%
NVIDIA Corp.	3.8%
Meta Platforms, Inc.	2.8%
JPMorgan Chase & Co.	1.8%
Berkshire Hathaway, Inc.	1.8%
Eli Lilly & Co.	1.6%
AbbVie, Inc.	1.2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRS-I

R-104889-1 (04/25)

DWS Equity Sector Strategy Fund

Class S: SPGRX

Semi-Annual Shareholder Report—February 28, 2025

This semi-annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.81%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	85,940,590
Number of Portfolio Holdings	282
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	55,407

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	94%
Cash Equivalents	3%
Exchange-Traded Funds	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	27%
Financials	17%
Health Care	15%
Communication Services	10%
Industrials	8%
Consumer Discretionary	6%
Consumer Staples	5%
Utilities	3%
Materials	1%
Energy	1%
Real Estate	1%

Ten Largest Equity Holdings

Holdings	34.4% of Net Assets
Apple, Inc.	6.7%
Microsoft Corp.	6.4%
Alphabet, Inc.	4.5%
Amazon.com, Inc.	3.8%
NVIDIA Corp.	3.8%
Meta Platforms, Inc.	2.8%
JPMorgan Chase & Co.	1.8%
Berkshire Hathaway, Inc.	1.8%
Eli Lilly & Co.	1.6%
AbbVie, Inc.	1.2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRS-S

R-104889-1 (04/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

February 28, 2025
Semiannual Financial Statements and Other Information
DWS Equity Sector Strategy Fund

Contents
3	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Financial Highlights
23	Notes to Financial Statements
33	Shareholder Meeting Results
34	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Equity Sector Strategy Fund

Investment Portfolioas of February 28, 2025 (Unaudited)

	Shares	Value ($)
Common Stocks 93.7%
Communication Services 9.6%
Diversified Telecommunication Services 0.3%
AT&T, Inc.	5,139	140,860
Verizon Communications, Inc.	2,944	126,887
		267,747
Entertainment 1.7%
Electronic Arts, Inc.	395	51,002
Netflix, Inc.*	962	943,299
Walt Disney Co.	4,154	472,725
		1,467,026
Interactive Media & Services 7.3%
Alphabet, Inc. “A”	12,219	2,080,651
Alphabet, Inc. “C”	10,297	1,773,350
Meta Platforms, Inc. “A”	3,595	2,402,179
		6,256,180
Media 0.1%
Comcast Corp. “A”	1,500	53,820
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	825	222,494
Consumer Discretionary 5.6%
Automobile Components 0.3%
Aptiv PLC*	2,868	186,764
BorgWarner, Inc.	2,259	67,251
		254,015
Broadline Retail 3.8%
Amazon.com, Inc.*	15,448	3,279,302
Hotels, Restaurants & Leisure 0.6%
Booking Holdings, Inc.	55	275,880
Chipotle Mexican Grill, Inc.*	1,000	53,970
Domino’s Pizza, Inc.	80	39,177
Expedia Group, Inc.*	250	49,490
McDonald’s Corp.	348	107,299
		525,816
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	3

	Shares	Value ($)
Household Durables 0.1%
D.R. Horton, Inc.	500	63,405
Lennar Corp. “A”	400	47,852
		111,257
Specialty Retail 0.5%
Home Depot, Inc.	1,019	404,135
Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica, Inc.*	200	73,122
NIKE, Inc. “B”	2,500	198,575
		271,697
Consumer Staples 5.1%
Beverages 1.5%
Brown-Forman Corp. “B”	800	26,488
Coca-Cola Co.	6,384	454,605
Constellation Brands, Inc. “A”	620	108,810
Keurig Dr Pepper, Inc.	2,391	80,146
Molson Coors Beverage Co. “B”	415	25,435
Monster Beverage Corp.*	1,673	91,429
PepsiCo, Inc.	2,946	452,123
		1,239,036
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	695	728,784
Kroger Co.	1,260	81,673
Sysco Corp.	1,351	102,055
Target Corp.	1,000	124,240
Walmart, Inc.	6,832	673,703
		1,710,455
Food Products 0.4%
General Mills, Inc.	1,100	66,682
McCormick & Co., Inc.	500	41,305
Mondelez International, Inc. “A”	2,250	144,517
The Hershey Co.	250	43,178
		295,682
Household Products 1.1%
Church & Dwight Co., Inc.	452	50,262
Clorox Co.	450	70,376
Colgate-Palmolive Co.	1,320	120,345
The accompanying notes are an integral part of the financial statements.

4	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Kimberly-Clark Corp.	495	70,295
Procter & Gamble Co.	3,842	667,893
		979,171
Personal Care Products 0.1%
Estee Lauder Companies, Inc. “A”	466	33,510
Kenvue, Inc.	3,400	80,240
		113,750
Energy 1.1%
Energy Equipment & Services 1.1%
Baker Hughes Co.	7,013	312,710
Halliburton Co.	7,228	190,602
Schlumberger NV	11,270	469,508
		972,820
Financials 17.0%
Banks 5.1%
Bank of America Corp.	17,265	795,916
Citigroup, Inc.	5,806	464,190
Citizens Financial Group, Inc.	850	38,904
Fifth Third Bancorp.	1,600	69,552
Huntington Bancshares, Inc.	2,500	41,175
JPMorgan Chase & Co.	5,931	1,569,639
KeyCorp.	2,500	43,300
M&T Bank Corp.	368	70,553
PNC Financial Services Group, Inc.	1,081	207,466
Regions Financial Corp.	1,600	37,936
Truist Financial Corp.	3,875	179,606
U.S. Bancorp.	4,640	217,616
Wells Fargo & Co.	8,353	654,207
		4,390,060
Capital Markets 3.2%
Ameriprise Financial, Inc.	200	107,460
Bank of New York Mellon Corp.	1,500	133,425
Blackrock, Inc.	305	298,223
Cboe Global Markets, Inc.	200	42,160
Charles Schwab Corp.	3,150	250,519
CME Group, Inc.	700	177,639
Intercontinental Exchange, Inc.	1,200	207,876
Invesco Ltd.	2,400	41,736
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	5

	Shares	Value ($)
Moody’s Corp.	300	151,182
Morgan Stanley	2,250	299,497
MSCI, Inc.	154	90,939
Nasdaq, Inc.	1,000	82,780
Northern Trust Corp.	650	71,643
Raymond James Financial, Inc.	400	61,868
S&P Global, Inc.	590	314,907
State Street Corp.	950	94,269
T. Rowe Price Group, Inc.	600	63,432
The Goldman Sachs Group, Inc.	445	276,919
		2,766,474
Consumer Finance 0.1%
American Express Co.	440	132,422
Financial Services 4.4%
Berkshire Hathaway, Inc. “B” *	3,006	1,544,573
Fidelity National Information Services, Inc.	1,185	84,277
Fiserv, Inc.*	1,047	246,767
Global Payments, Inc.	439	46,218
Jack Henry & Associates, Inc.	180	31,246
Mastercard, Inc. “A”	1,260	726,151
PayPal Holdings, Inc.*	1,983	140,892
Visa, Inc. “A”	2,580	935,792
		3,755,916
Insurance 4.2%
Aflac, Inc.	1,805	197,593
Allstate Corp.	831	165,494
American International Group, Inc.	2,532	210,004
Aon PLC “A”	686	280,656
Arch Capital Group Ltd.	757	70,333
Arthur J. Gallagher & Co.	632	213,452
Assurant, Inc.	171	35,549
Brown & Brown, Inc.	675	80,014
Chubb Ltd.	1,207	344,574
Cincinnati Financial Corp.	465	68,732
Everest Group Ltd.	120	42,386
Globe Life, Inc.	264	33,642
Hartford Insurance Group, Inc.	1,027	121,474
Loews Corp.	580	50,269
Marsh & McLennan Companies, Inc.	1,540	366,274
MetLife, Inc.	2,186	188,389
The accompanying notes are an integral part of the financial statements.

6	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Principal Financial Group, Inc.	807	71,855
Progressive Corp.	1,781	502,242
Prudential Financial, Inc.	1,427	164,248
Travelers Companies, Inc.	813	210,152
W.R. Berkley Corp.	907	57,214
Willis Towers Watson PLC	329	111,745
		3,586,291
Health Care 15.3%
Biotechnology 3.6%
AbbVie, Inc.	5,082	1,062,290
Amgen, Inc.	1,833	564,674
Biogen, Inc.*	782	109,871
Gilead Sciences, Inc.	4,654	531,999
Incyte Corp.*	601	44,174
Moderna, Inc.*	903	27,957
Regeneron Pharmaceuticals, Inc.	389	271,810
Vertex Pharmaceuticals, Inc.*	912	437,568
		3,050,343
Health Care Equipment & Supplies 4.8%
Abbott Laboratories	5,772	796,594
Align Technology, Inc.*	337	63,029
Baxter International, Inc.	1,546	53,353
Becton Dickinson & Co.	1,289	290,708
Boston Scientific Corp.*	4,909	509,505
Dexcom, Inc.*	1,340	118,416
Edwards Lifesciences Corp.*	2,042	146,248
GE HealthCare Technologies, Inc.	1,538	134,344
Hologic, Inc.*	861	54,579
IDEXX Laboratories, Inc.*	237	103,595
Insulet Corp.*	170	46,286
Intuitive Surgical, Inc.*	956	547,931
Medtronic PLC	4,746	436,727
ResMed, Inc.	472	110,222
STERIS PLC	285	62,489
Stryker Corp.	1,207	466,131
The Cooper Companies, Inc.*	680	61,458
Zimmer Biomet Holdings, Inc.	1,519	158,462
		4,160,077
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	7

	Shares	Value ($)
Health Care Providers & Services 1.8%
Centene Corp.*	1,023	59,498
Cigna Group	528	163,073
CVS Health Corp.	2,073	136,237
Elevance Health, Inc.	411	163,118
HCA Healthcare, Inc.	334	102,304
Humana, Inc.	105	28,394
Labcorp Holdings, Inc.	250	62,760
McKesson Corp.	85	54,422
UnitedHealth Group, Inc.	1,610	764,686
		1,534,492
Life Sciences Tools & Services 0.1%
Danaher Corp.	200	41,552
Thermo Fisher Scientific, Inc.	150	79,344
		120,896
Pharmaceuticals 5.0%
Bristol-Myers Squibb Co.	8,229	490,613
Eli Lilly & Co.	1,493	1,374,501
Johnson & Johnson	6,162	1,016,853
Merck & Co., Inc.	7,369	679,790
Pfizer, Inc.	17,120	452,482
Viatris, Inc.	3,288	30,348
Zoetis, Inc.	1,324	221,426
		4,266,013
Industrials 7.4%
Aerospace & Defense 3.2%
Axon Enterprise, Inc.*	125	66,056
Boeing Co.*	502	87,664
GE Aerospace	1,861	385,190
General Dynamics Corp.	1,125	284,175
Howmet Aerospace, Inc.	818	111,739
Huntington Ingalls Industries, Inc.	220	38,628
L3Harris Technologies, Inc.	879	181,171
Lockheed Martin Corp.	841	378,761
Northrop Grumman Corp.	597	275,659
RTX Corp.	5,344	710,698
Textron, Inc.	738	55,151
TransDigm Group, Inc.	125	170,900
		2,745,792
The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc.	700	82,152
FedEx Corp.	650	170,885
United Parcel Service, Inc. “B”	1,850	220,205
		473,242
Electrical Equipment 1.5%
AMETEK, Inc.	987	186,839
Eaton Corp. PLC	1,671	490,138
Emerson Electric Co.	2,372	288,459
GE Vernova, Inc.	310	103,906
Generac Holdings, Inc.*	272	37,033
Hubbell, Inc.	300	111,477
Rockwell Automation, Inc.	268	76,956
		1,294,808
Ground Transportation 0.2%
Uber Technologies, Inc.*	1,600	121,616
Union Pacific Corp.	150	37,003
		158,619
Industrial Conglomerates 0.3%
Honeywell International, Inc.	1,254	266,964
Machinery 1.7%
Caterpillar, Inc.	818	281,351
Cummins, Inc.	310	114,136
Deere & Co.	288	138,468
Dover Corp.	250	49,693
Fortive Corp.	1,100	87,494
Illinois Tool Works, Inc.	495	130,670
Ingersoll Rand, Inc.	800	67,824
Otis Worldwide Corp.	700	69,846
PACCAR, Inc.	900	96,516
Parker-Hannifin Corp.	285	190,525
Pentair PLC	604	56,897
Snap-on, Inc.	100	34,117
Westinghouse Air Brake Technologies Corp.	329	60,983
Xylem, Inc.	500	65,445
		1,443,965
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	9

	Shares	Value ($)
Information Technology 26.9%
Communications Equipment 0.5%
Arista Networks, Inc.*	500	46,525
Cisco Systems, Inc.	4,081	261,633
Motorola Solutions, Inc.	247	108,734
		416,892
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp. “A”	2,400	159,840
IT Services 1.8%
Accenture PLC “A”	1,725	601,162
Akamai Technologies, Inc.*	500	40,340
Cognizant Technology Solutions Corp. “A”	1,611	134,245
EPAM Systems, Inc.*	161	33,189
International Business Machines Corp.	2,502	631,605
VeriSign, Inc.*	380	90,394
		1,530,935
Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc.*	3,948	394,247
Analog Devices, Inc.	676	155,521
Applied Materials, Inc.	1,807	285,633
Broadcom, Inc.	4,070	811,680
Intel Corp.	7,800	185,094
KLA Corp.	289	204,855
Lam Research Corp.	2,960	227,150
Micron Technology, Inc.	3,800	355,794
NVIDIA Corp.	25,910	3,236,677
QUALCOMM, Inc.	2,591	407,227
Texas Instruments, Inc.	300	58,797
		6,322,675
Software 10.0%
Adobe, Inc.*	1,006	441,191
Autodesk, Inc.*	209	57,310
Cadence Design Systems, Inc.*	143	35,822
Crowdstrike Holdings, Inc. “A” *	200	77,932
Fortinet, Inc.*	500	54,005
Intuit, Inc.	514	315,514
Microsoft Corp.	13,873	5,507,442
Oracle Corp.	2,985	495,689
Palo Alto Networks, Inc.*	600	114,258
The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Roper Technologies, Inc.	329	192,300
Salesforce, Inc.	2,534	754,752
ServiceNow, Inc.*	413	383,991
Synopsys, Inc.*	338	154,561
		8,584,767
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	23,819	5,760,387
Dell Technologies, Inc. “C”	800	82,208
Hewlett Packard Enterprise Co.	2,300	45,563
HP, Inc.	1,500	46,305
NetApp, Inc.	650	64,877
Sandisk Corp.*	267	12,493
Seagate Technology Holdings PLC	600	61,146
Western Digital Corp.*	800	39,144
		6,112,123
Materials 1.4%
Chemicals 1.1%
Air Products & Chemicals, Inc.	423	133,731
Celanese Corp.	200	10,188
Corteva, Inc.	1,591	100,201
DuPont de Nemours, Inc.	723	59,120
Ecolab, Inc.	398	107,066
Linde PLC	780	364,299
PPG Industries, Inc.	740	83,783
Sherwin-Williams Co.	200	72,454
The Mosaic Co.	1,511	36,143
		966,985
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	3,100	114,421
Newmont Corp.	2,326	99,646
		214,067
Real Estate 1.0%
Industrial REITs 0.2%
Prologis, Inc.	1,350	167,292
Real Estate Management & Development 0.2%
CBRE Group, Inc. “A” *	900	127,746
Specialized REITs 0.6%
American Tower Corp.	1,042	214,256
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	11

	Shares	Value ($)
Crown Castle, Inc.	1,031	97,017
Equinix, Inc.	106	95,890
Public Storage	300	91,086
SBA Communications Corp.	249	54,257
		552,506
Utilities 3.3%
Electric Utilities 2.4%
Alliant Energy Corp.	595	38,395
American Electric Power Co., Inc.	1,824	193,435
Duke Energy Corp.	2,338	274,692
Edison International	1,092	59,448
Entergy Corp.	1,400	122,234
Evergy, Inc.	626	43,138
Eversource Energy	1,002	63,136
Exelon Corp.	3,387	149,705
FirstEnergy Corp.	1,649	63,932
NextEra Energy, Inc.	6,326	443,895
NRG Energy, Inc.	453	47,887
PG&E Corp.	5,300	86,602
PPL Corp.	1,737	61,160
Southern Co.	3,435	308,429
Xcel Energy, Inc.	1,932	139,297
		2,095,385
Gas Utilities 0.1%
Atmos Energy Corp.	321	48,834
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	3,169	36,728
Multi-Utilities 0.8%
Ameren Corp.	480	48,749
CenterPoint Energy, Inc.	1,200	41,256
CMS Energy Corp.	600	43,830
Consolidated Edison, Inc.	300	30,456
Dominion Energy, Inc.	3,050	172,691
DTE Energy Co.	500	66,850
Public Service Enterprise Group, Inc.	1,150	93,323
Sempra	2,150	153,875
		651,030
Total Common Stocks (Cost $58,842,364)		80,558,582
The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Exchange-Traded Funds 2.7%
Energy Select Sector SPDR Fund (a) (Cost $1,813,402)	25,822	2,349,802
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.26% (b) (c) (Cost $146,400)	146,400	146,400
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 4.39% (b) (Cost $2,915,532)	2,915,532	2,915,532

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $63,717,698)	100.0	85,970,316
Other Assets and Liabilities, Net	(0.0)	(29,726)
Net Assets	100.0	85,940,590
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 are as follows:
Value ($) at 8/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.26% (b) (c)
—	146,400 (d)	—	—	—	31	—	146,400	146,400
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 4.39% (b)
6,338,919	6,428,619	9,852,006	—	—	106,503	—	2,915,532	2,915,532
6,338,919	6,575,019	9,852,006	—	—	106,534	—	3,061,932	3,061,932

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $145,600, which is 0.2% of net assets.

The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	13

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor’s Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$80,558,582	$—	$—	$80,558,582
Exchange-Traded Funds	2,349,802	—	—	2,349,802
Short-Term Investments (a)	3,061,932	—	—	3,061,932
Total	$85,970,316	$—	$—	$85,970,316

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Equity Sector Strategy Fund

Statement of Assets and Liabilities
as of February 28, 2025 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $60,655,766) — including $145,600 of securities loaned	$82,908,384
Investment in DWS Government & Agency Securities Portfolio (cost $146,400)*	146,400
Investment in DWS Central Cash Management Government Fund (cost $2,915,532)	2,915,532
Receivable for investments sold	254,471
Receivable for Fund shares sold	2,464
Dividends receivable	91,488
Affiliated securities lending income receivable	7
Other assets	36,372
Total assets	86,355,118
Liabilities
Payable upon return of securities loaned	146,400
Payable for investments purchased	122,935
Payable for Fund shares redeemed	34,982
Accrued management fee	516
Accrued Trustees' fees	1,433
Other accrued expenses and payables	108,262
Total liabilities	414,528
Net assets, at value	$85,940,590
Net Assets Consist of
Distributable earnings (loss)	19,182,778
Paid-in capital	66,757,812
Net assets, at value	$85,940,590
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	15

Statement of Assets and Liabilities as of February 28, 2025 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($33,848,598 ÷ 1,812,697 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$18.67
Maximum offering price per share (100 ÷ 94.25 of $18.67)	$19.81
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($825,325 ÷ 44,877 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$18.39
Class S
Net Asset Value, offering and redemption price per share ($50,742,175 ÷ 2,709,830 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$18.73
Institutional Class
Net Asset Value, offering and redemption price per share ($524,492 ÷ 28,006 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$18.73
The accompanying notes are an integral part of the financial statements.

16	|	DWS Equity Sector Strategy Fund

Statement of Operations
for the six months ended February 28, 2025 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $23)	$589,144
Income distributions — DWS Central Cash Management Government Fund	106,503
Affiliated securities lending income	31
Total income	695,678
Expenses:
Management fee	121,443
Administration fee	41,460
Services to shareholders	71,314
Distribution and service fees	44,912
Custodian fee	3,739
Audit fee	24,143
Legal fees	8,857
Tax fees	4,474
Reports to shareholders	15,647
Registration fees	29,868
Trustees' fees and expenses	2,534
Other	16,575
Total expenses before expense reductions	384,966
Expense reductions	(123,402)
Total expenses after expense reductions	261,564
Net investment income	434,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	1,220,589
Change in net unrealized appreciation (depreciation) on investments	3,009,735
Net gain (loss)	4,230,324
Net increase (decrease) in net assets resulting from operations	$4,664,438
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	17

Statements of Changes in Net Assets
	Six Months Ended February 28, 2025	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$434,114	$967,105
Net realized gain (loss)	1,220,589	1,177,517
Change in net unrealized appreciation (depreciation)	3,009,735	15,272,719
Net increase (decrease) in net assets resulting from operations	4,664,438	17,417,341
Distributions to shareholders:
Class A	(317,105)	(391,205)
Class C	(1,319)	(3,176)
Class S	(600,855)	(684,194)
Institutional Class	(4,631)	(7,314)
Total distributions	(923,910)	(1,085,889)
Fund share transactions:
Proceeds from shares sold	1,138,664	2,230,448
Reinvestment of distributions	909,046	1,061,543
Payments for shares redeemed	(4,881,048)	(9,311,935)
Net increase (decrease) in net assets from Fund share transactions	(2,833,338)	(6,019,944)
Increase (decrease) in net assets	907,190	10,311,508
Net assets at beginning of period	85,033,400	74,721,892
Net assets at end of period	$85,940,590	$85,033,400

The accompanying notes are an integral part of the financial statements.

18	|	DWS Equity Sector Strategy Fund

Financial Highlights
DWS Equity Sector Strategy Fund — Class A
	Six Months Ended 2/28/25	Years Ended August 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$17.86	$14.56	$12.93	$19.81	$16.02	$15.64
Income (loss) from investment operations:
Net investment income[a]	.08	.17	.17	.11	.14	.18
Net realized and unrealized gain (loss)	.90	3.32	1.66	(1.91)	3.96	1.43
Total from investment operations	.98	3.49	1.83	(1.80)	4.10	1.61
Less distributions from:
Net investment income	(.17 )	(.19 )	(.20 )	—	(.31 )	(1.18)
Net realized gains	—	—	—	(5.08)	—	(.05 )
Total distributions	(.17 )	(.19 )	(.20 )	(5.08)	(.31 )	(1.23)
Net asset value, end of period	$18.67	$17.86	$14.56	$12.93	$19.81	$16.02
Total Return (%)[b,c]	5.50 *	24.24	14.32	(12.92)	25.86 [d]	10.44 [d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	34	30	30	37	32
Ratio of expenses before expense reductions (%)	1.02 **	1.03	1.07	1.02	.81 [e]	.86 [e]
Ratio of expenses after expense reductions (%)	.74 **	.73	.73	.73	.76 [e]	.71 [e]
Ratio of net investment income (%)	.89 **	1.08	1.30	.71	.78	1.19
Portfolio turnover rate (%)	13 *	28	42	38	136	63

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	19

DWS Equity Sector Strategy Fund — Class C
	Six Months Ended 2/28/25	Years Ended August 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$17.53	$14.29	$12.68	$19.65	$15.90	$15.52
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	.05	.07	(.01 )	(.01 )	.07
Net realized and unrealized gain (loss)	.88	3.27	1.64	(1.88)	3.93	1.40
Total from investment operations	.89	3.32	1.71	(1.89)	3.92	1.47
Less distributions from:
Net investment income	(.03 )	(.08 )	(.10 )	—	(.17 )	(1.04)
Net realized gains	—	—	—	(5.08)	—	(.05 )
Total distributions	(.03 )	(.08 )	(.10 )	(5.08)	(.17 )	(1.09)
Net asset value, end of period	$18.39	$17.53	$14.29	$12.68	$19.65	$15.90
Total Return (%)[b,c]	5.07 *	23.32	13.56	(13.60)	24.84 [d]	9.57 [d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	1	1
Ratio of expenses before expense reductions (%)	1.89 **	1.93	1.96	1.91	1.65 [e]	1.69 [e]
Ratio of expenses after expense reductions (%)	1.49 **	1.48	1.48	1.48	1.58 [e]	1.46 [e]
Ratio of net investment income (loss) (%)	.12 **	.32	.55	(.04 )	(.07 )	.44
Portfolio turnover rate (%)	13 *	28	42	38	136	63

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS Equity Sector Strategy Fund

DWS Equity Sector Strategy Fund — Class S
	Six Months Ended 2/28/25	Years Ended August 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$17.94	$14.62	$12.98	$19.83	$16.03	$15.66
Income (loss) from investment operations:
Net investment income[a]	.10	.21	.21	.15	.18	.22
Net realized and unrealized gain (loss)	.91	3.34	1.67	(1.92)	3.97	1.43
Total from investment operations	1.01	3.55	1.88	(1.77)	4.15	1.65
Less distributions from:
Net investment income	(.22 )	(.23 )	(.24 )	—	(.35 )	(1.23)
Net realized gains	—	—	—	(5.08)	—	(.05 )
Total distributions	(.22 )	(.23 )	(.24 )	(5.08)	(.35 )	(1.28)
Net asset value, end of period	$18.73	$17.94	$14.62	$12.98	$19.83	$16.03
Total Return (%)[b]	5.63 *	24.59	14.64	(12.73)	26.23 [c]	10.66 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51	50	44	42	53	46
Ratio of expenses before expense reductions (%)	.79 **	.81	.85	.80	.58 [d]	.63 [d]
Ratio of expenses after expense reductions (%)	.49 **	.48	.48	.48	.53 [d]	.46 [d]
Ratio of net investment income (%)	1.14 **	1.33	1.56	.96	1.01	1.44
Portfolio turnover rate (%)	13 *	28	42	38	136	63

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	21

DWS Equity Sector Strategy Fund — Institutional Class
	Six Months Ended 2/28/25	Year Ended August 31,	Period Ended
	(Unaudited)	2024	8/31/23[a]
Selected Per Share Data
Net asset value, beginning of period	$17.94	$14.62	$13.62
Income (loss) from investment operations:
Net investment income[b]	.10	.22	.18
Net realized and unrealized gain (loss)	.91	3.33	1.06
Total from investment operations	1.01	3.55	1.24
Less distributions from:
Net investment income	(.22 )	(.23 )	(.24 )
Net asset value, end of period	$18.73	$17.94	$14.62
Total Return (%)[c]	5.63 *	24.59	9.25 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	524	235	83
Ratio of expenses before expense reductions (%)	.69 **	.74	.77 **
Ratio of expenses after expense reductions (%)	.49 **	.48	.48 **
Ratio of net investment income (%)	1.11 **	1.36	1.65 **
Portfolio turnover rate (%)	13 *	28	42 [d]

[a]	For the period from December 1, 2022 (commencement of operations) to August 31, 2023.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended August 31, 2023.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS Equity Sector Strategy Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Equity Sector Strategy Fund is a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ).

DWS Equity Sector Strategy Fund	|	23

Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

24	|	DWS Equity Sector Strategy Fund

Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending

DWS Equity Sector Strategy Fund	|	25

agreement. During the six months ended February 28, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of February 28, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of February 28, 2025, the Fund had securities on loan, which were classified as exchange-traded funds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At August 31, 2024, the Fund had net tax basis capital loss carryforwards of $2,838,343 of long-term losses, which may be applied against realized net taxable capital gains indefinitely.
At February 28, 2025, the aggregate cost of investments for federal income tax purposes was $64,679,988. The net unrealized appreciation for all investments based on tax cost was $21,290,328. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $24,539,867 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,249,539.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2024, remains subject to examination by taxing authorities.

26	|	DWS Equity Sector Strategy Fund

Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

DWS Equity Sector Strategy Fund	|	27

B.
Purchases and Sales of Securities
During the six months ended February 28, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $10,407,584 and $10,216,401, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Restated Investment Management Agreement with the Advisor, the Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.30% on the Fund’s average daily net assets not covered in (a) above.
Accordingly, for the six months ended February 28, 2025, the fee pursuant to the Restated Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.284% of the Fund’s average daily net assets.
For the period from September 1, 2024 through November 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.73%
Class C	1.48%
Class S	.48%
Institutional Class	.48%

28	|	DWS Equity Sector Strategy Fund

For the six months ended February 28, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$47,282
Class C	1,581
Class S	74,151
Institutional Class	388
$123,402
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2025, the Administration Fee was $41,460, of which $6,475 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended February 28, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2025
Class A	$9,955	$3,304
Class C	433	152
Class S	27,593	9,175
Institutional Class	33	7
	$38,014	$12,638
In addition, for the six months ended February 28, 2025, the amounts charged to the Fund for recordkeeping and other administrative services

DWS Equity Sector Strategy Fund	|	29

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$12,577
Class C	531
Class S	7,590
Institutional Class	63
$20,761
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2025
Class C	$2,995	$479
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2025	Annualized Rate
Class A	$40,919	$13,567.24%
Class C	998	418.25%
	$41,917	$13,985
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2025 aggregated $379.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2025, there

30	|	DWS Equity Sector Strategy Fund

was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended February 28, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $474, of which $240 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2025.

DWS Equity Sector Strategy Fund	|	31

E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	14,606	$271,272	76,087	$1,197,741
Class C	2,180	39,835	6,959	110,875
Class S	30,037	552,471	34,202	545,750
Institutional Class	15,054	275,086	26,340	376,082
		$1,138,664		$2,230,448
Shares issued to shareholders in reinvestment of distributions
Class A	16,703	$311,415	25,224	$381,378
Class C	72	1,319	213	3,176
Class S	31,644	591,681	44,180	669,675
Institutional Class	248	4,631	482	7,314
		$909,046		$1,061,543
Shares redeemed
Class A	(111,473)	$(2,059,062)	(250,980)	$(4,047,295)
Class C	(1,190)	(21,627)	(4,043)	(64,363)
Class S	(151,444)	(2,792,849)	(308,673)	(4,901,337)
Institutional Class	(413)	(7,510)	(19,394)	(298,940)
		$(4,881,048)		$(9,311,935)
Net increase (decrease)
Class A	(80,164)	$(1,476,375)	(149,669)	$(2,468,176)
Class C	1,062	19,527	3,129	49,688
Class S	(89,763)	(1,648,697)	(230,291)	(3,685,912)
Institutional Class	14,889	272,207	7,428	84,456
		$(2,833,338)		$(6,019,944)

32	|	DWS Equity Sector Strategy Fund

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS Equity Sector Strategy Fund was held on November 21, 2024. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):
1. Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	4,046,827.121	232,610.528	0.000
Mary Schmid Daugherty	4,070,524.524	208,913.125	0.000
Keith R. Fox	4,030,103.815	249,333.834	0.000
Chad D. Perry	4,033,896.840	245,540.809	0.000
Rebecca W. Rimel	4,045,504.009	233,933.640	0.000
Catherine Schrand	4,073,899.446	205,538.203	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
* Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

DWS Equity Sector Strategy Fund	|	33

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Equity Sector Strategy Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

34	|	DWS Equity Sector Strategy Fund

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to

DWS Equity Sector Strategy Fund	|	35

management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that, effective August 9, 2021, DIMA agreed to reduce the Fund’s contractual management fee by 0.25% on assets invested in direct investments, in connection with a change in the Fund’s strategy from a multi-asset growth allocation strategy to an equity sector allocation strategy. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while

36	|	DWS Equity Sector Strategy Fund

information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.

DWS Equity Sector Strategy Fund	|	37

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DESSF-BFE2024

38	|	DWS Equity Sector Strategy Fund

DESSF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Sector Strategy Fund, a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/29/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	4/29/2025